Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2021	December 31, 2020
	$	$
Accounts payable	562,032	2,573,208
Accrued liabilities	1,469,333	1,511,021
Government assistance	60,000	40,000
	2,091,365	4,124,229